Income Taxes (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended			3 Months Ended	12 Months Ended				3 Months Ended
	Sep. 27, 2014	Sep. 28, 2013	Jun. 28, 2014	Sep. 27, 2014 Israeli Holding Company Subsidiary [Member]	Jun. 28, 2014 Israeli Holding Company Subsidiary [Member]	Jun. 29, 2013 Israeli Holding Company Subsidiary [Member]	Jun. 30, 2012 Israeli Holding Company Subsidiary [Member]	Jun. 25, 2011 Israeli Holding Company Subsidiary [Member]	Sep. 27, 2014 All Other Israel Entities [Member]	Sep. 27, 2014 All Other Entities [Member]	Sep. 28, 2013 ISRAEL	Sep. 27, 2014 UNITED KINGDOM	Sep. 28, 2013 UNITED KINGDOM	Sep. 27, 2014 MEXICO	Sep. 27, 2014 Minimum [Member] Internal Revenue Service (IRS) [Member]	Sep. 27, 2014 Minimum [Member] Israel Tax Authority [Member]	Sep. 27, 2014 Maximum [Member]	Sep. 27, 2014 Maximum [Member] Internal Revenue Service (IRS) [Member]
Income Taxes [Line Items]
Effective tax rate on income from continuing operations	11.40%	29.20%
Effective Income Tax Rate Reconciliation, Other Adjustments, Amount											$ (1.8)		$ 4.7
Foreign Statutory Corporate Tax Rate, Prior To Change, Prior Year					7.00%	7.00%	10.00%	10.00%
Foreign Statutory Corporate Tax Rate, Thereafter				6.00%
Foreign Statutory Corporate Tax Rate, Current Year									25.00%			21.00%		30.00%
Foreign Statutory Corporate Tax Rate, Year One				9.00%					26.50%			20.00%
Unrecognized Tax Benefits, Including Income Tax Penalties And Interest Accrued	291.5		205.4
Unrecognized tax benefits liability, interest and penalties accrued	42.3		45.3
Income Tax Examination, Year under Examination															2009	2011	2012	2010
Income Tax Examination, Penalties and Interest Expense	8.0
Income Tax Examination, Estimate of Possible Loss										$ 43.0